Materials, energy and consumables used - Other commitment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Secunda Synfuels Operations
Other commitments
Other commitments	R 38,938	R 2,302
Secunda Synfuels Operations | Within one year
Other commitments
Other commitments	1,386	173
Secunda Synfuels Operations | One to five years
Other commitments
Other commitments	6,444	713
Secunda Synfuels Operations | More than five years
Other commitments
Other commitments	R 31,108	R 1,416
Water Supply Agreement
Other commitments
Agreement term (in years)	20 years